Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of components of income tax

	2024	2023	2022
	£m	£m	£m
Current tax charge/(credit)
Current year	1,633	1,359	1,045
Adjustments in respect of prior years	26	(181)	(444)
	1,659	1,178	601
Deferred tax charge/(credit)
Current year	128	(95)	235
Adjustments in respect of prior years	(35)	151	203
	93	56	438
Tax charge	1,752	1,234	1,039

Disclosure of reconciliation between the actual tax charge and the corporate tax rate	The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard
UK corporation tax rate to the Group’s profit before tax.

	2024	2024	2023	2023	2022	2022
	£m	%	£m	%	£m	%
Profit before tax	8,108		6,557		7,012
Tax charge based on the applicable UK corporation tax rate of 25% (2023: 23.5%; 2022: 19% )	2,027	25.0%	1,541	23.5%	1,332	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.8% (2023: 23.6%; 2022: 21.4% ))	(97)	(1.2%)	4	0.1%	167	2.4%

Recurring items:
Non-creditable taxes including withholding taxes	105	1.3%	130	2.0%	126	1.8%
Banking surcharge[1] and other items	91	1.1%	49	0.8%	131	1.8%
Changes in recognition of deferred tax and effect of unrecognised tax	69	0.8%	(58)	(0.9%)	(146)	(2.1%)
Non-deductible expenses	61	0.8%	65	1.0%	51	0.7%
Impact of UK bank levy being non-deductible	56	0.7%	42	0.6%	33	0.5%
Adjustments in respect of prior years	(9)	(0.1%)	(30)	(0.5%)	(241)	(3.4%)
Non-taxable gains and income	(125)	(1.5%)	(65)	(1.0%)	(135)	(1.9%)
Tax relief on holdings of inflation-linked government bonds	(186)	(2.3%)	(214)	(3.3%)	(556)	(7.9%)
Tax relief on payments made under AT1 instruments	(241)	(3.0%)	(222)	(3.4%)	(172)	(2.4%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	—	—	—	—	346	4.9%
Non-deductible provisions for investigations and litigation	(1)	(0.0%)	—	—	93	1.3%
Non-deductible provisions for UK customer redress	2	0.0%	(8)	(0.1%)	10	0.1%
Total tax charge	1,752	21.6%	1,234	18.8%	1,039	14.8%
Note:
1Banking surcharge includes the impact of the 3% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Disclosure of deferred tax assets and liabilities	The deferred tax amounts on the balance sheet were as follows:

	2024	2023
	£m	£m
UK Tax Group	4,451	4,081
US Intermediate Holding Company Tax Group ('IHC Tax Group')	1,162	973
Barclays Bank PLC's US Branch Tax Group	270	386
Other (outside the UK and US tax groups)	438	520
Deferred tax asset	6,321	5,960
Deferred tax liability	(18)	(22)
Net deferred tax	6,303	5,938

Disclosure of movements on deferred tax assets and liabilities during the year before offsetting	The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,277	571	1,477	38	628	85	449	1,146	1,748	7,419
Liabilities	(124)	—	—	(1,014)	—	—	—	(343)	—	(1,481)
As at 1 January 2024	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Income statement	159	—	—	4	(110)	1	(34)	101	(214)	(93)
Other comprehensive income and reserves	—	194	(269)	118	—	308	110	1	—	462
Other movements	6	—	2	—	(19)	—	9	(2)	—	(4)
	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303
Assets	1,435	765	1,223	43	499	394	534	1,203	1,534	7,630
Liabilities	(117)	—	(13)	(897)	—	—	—	(300)	—	(1,327)
As at 31 December 2024	1,318	765	1,210	(854)	499	394	534	903	1,534	6,303

Assets	1,296	675	2,875	40	702	—	433	1,280	1,646	8,947
Liabilities	(77)	—	—	(1,315)	—	(190)	—	(390)	—	(1,972)
As at 1 January 2023	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975
Income statement	(63)	(26)	—	(26)	(43)	—	43	(46)	105	(56)
Other comprehensive income and reserves	—	(78)	(1,398)	327	—	273	(14)	—	—	(890)
Other movements	(3)	—	—	(2)	(31)	2	(13)	(41)	(3)	(91)
	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Assets	1,277	571	1,477	38	628	85	449	1,146	1,748	7,419
Liabilities	(124)	—	—	(1,014)	—	—	—	(343)	—	(1,481)
As at 31 December 2023	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938